Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000018122 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018122 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018122 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018122 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018122 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018122 | B
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018122 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018122 | BBB
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000018122 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018122 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018122 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018122 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000018122 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018122 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018122 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018122 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018122 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018122 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018122 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018122 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018122 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018122 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018123 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018123 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018123 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018123 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018123 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018123 | B
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018123 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018123 | BBB
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000018123 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018123 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018123 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018123 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000018123 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018123 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018123 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018123 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018123 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018123 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018123 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018123 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018123 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018123 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018124 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018124 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000018124 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000018124 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018124 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018124 | B
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018124 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018124 | BBB
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000018124 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018124 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018124 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018124 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000018124 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018124 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018124 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018124 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018124 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018124 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018124 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018124 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018124 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018124 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000125493 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125493 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000125493 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000125493 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125493 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125493 | B
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125493 | BB
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000125493 | BBB
Holdings [Line Items]
Percent of Net Asset Value	37.20%
C000125493 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000125493 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125493 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125493 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000125493 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125493 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125493 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125493 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125493 | IndustryEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125493 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125493 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125493 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125493 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125493 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000018133 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018133 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018133 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018133 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018133 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018133 | B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018133 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018133 | BBB
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000018133 | A
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018133 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018133 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018133 | Finance Companies
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000018133 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018133 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018133 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018133 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018133 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018133 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018133 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018133 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%